RESTRICTED CASH (Details) - CAD ($)	Mar. 31, 2023	Mar. 31, 2022
Disclosure of fair value measurement of assets [line items]
Funds held as collateral	$ 516,755	$ 776,551
GIC
Disclosure of fair value measurement of assets [line items]
Funds held as collateral	302,605
Money market fund
Disclosure of fair value measurement of assets [line items]
Funds held as collateral	$ 214,150